Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Aggregate Liquidation Payment	For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.
	Total, as of June 30, 2024	Total, as of December 31, 2023
Shares Issued to Investors	—	1,302,082
Total Shares Issued	—	1,302,082
For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.
	Total, as of 12/31/2023	Total, as of 12/31/2022
Shares Issued to Investors	1,302,082	1,302,082
Total Shares Issued	1,302,082	1,302,082